Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash	$ 18,765	$ 22,521
Amounts receivable (Note 17)	2,041	2,088
Contract asset	30
Prepaid expenses	1,128	1,056
Current assets	21,964	25,665
Prepaid expenses	444	478
Property and equipment (Note 4)	2,904	3,055
Intangible assets (Note 5)	1,219	1,123
Right of use assets (Note 6)	460	543
Investment (Note 7)	862	862
Total assets	27,853	31,726
Current liabilities:
Accounts payable and accrued liabilities (Note 8)	2,256	2,268
Loan payable (Note 9(a))	306	299
Lease obligations (Note 10)	237	280
Contract liability	2,782	2,186
Income taxes payable	48	50
Current liabilities	5,629	5,083
Defined benefit plan (Note 11)	300	289
Long-term project financing (Note 9(b))	172	175
Loan payable (Note 9(a))	855	934
Contract liability	460	402
Lease obligations (Note 10)	239	285
Total liabilities	7,655	7,168
Shareholders’ equity:
Share capital (Note 14(a))	242,481	242,444
Warrants (Note 15)	598	598
Accumulated other comprehensive loss	(201)	(256)
Contributed surplus (Note 14(b))	25,082	26,502
Deficit	(247,762)	(244,730)
Total shareholders’ equity	20,198	24,558
Total liabilities and shareholders’ equity	$ 27,853	$ 31,726